Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue [abstract]
Income from communication services	$ 48,657	$ 42,704	$ 36,514
Rental and services income	19,560	22,689	21,631
Sales of communication equipment	16,180	14,803	12,551
Sales of trading properties and developments	5,529	8,079	4,336
Revenue from hotels operation and tourism services	2,265	3,183	2,610
Income from agricultural products	1,955
Other revenues	1,647	723	545
Total Group's revenues	$ 95,793	$ 92,181	$ 78,187